ACCOUNTS RECEIVABLE, NET - Summary of accounts receivable (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Accounts Receivable, after Allowance for Credit Loss [Abstract]
Factoring receivables	¥ 122,089		¥ 17,041
Receivables from sales channels on other platforms	35,950
Receivables from merchants under marketplace business	8,439		3,015
Receivables from other revenue	6,858		8,471
Less: allowance for credit losses	(8,603)		0
Accounts Receivable, Net, Current	¥ 164,733	$ 25,246	¥ 28,527